SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of revenues and net income from operations

	As of December 31,
Asset:	2025	2024
Healthcare	$27,349,522	$21,298,866
Real Estate	540,522	576,478
Corporate	1,196,901	2,050,335
Consolidated assets	$29,086,945	$23,925,679

	Years Ended December 31,
	2025	2024
Revenues:
Healthcare	$11,535,577	$8,270,126
Real Estate	–	–
Consolidated revenues	$11,535,577	$8,270,126

Cost of Sales:
Healthcare	$4,329,330	$3,841,628
Real Estate	–	–
Consolidated cost of sales	$4,329,330	$3,841,628

Operating Expenses:
Healthcare
Depreciation expense	$5,652	$13,461
Loss on disposal of fixed assets	12,593	–
Selling, General and Administrative	1,193,654	1,148,971
Total Healthcare	1,211,899	1,162,432
Real Estate	36,327	8,949
Corporate, administration and other expenses (a)	4,857,435	3,450,621
Consolidated Operating Expenses	$6,105,661	$4,622,002

Income (Loss) from Operations from Subsidiaries:
Healthcare	$5,994,348	$3,266,065
Real Estate	(36,327)	(8,949)
Income (loss) from operations from subsidiaries	5,958,021	3,257,116
Loss from operations from Cardiff Lexington	(4,857,435)	(3,450,620)
Total income (loss) from operations	$1,100,586	$(193,504)

Income (Loss) before taxes
Healthcare	$5,992,751	$3,266,065
Real Estate	(36,327)	(8,949)
Corporate, administration and non-operating expenses (b)	(11,702,301)	(6,448,803)
Consolidated loss before taxes	$(5,745,877)	$(3,191,687)

(a)	Corporate, administration and other operating expenses includes payroll, management fees, stock compensation, legal fees, accounting fees and public company/investor relations fees.

(b)	Corporate, administration and other non-operating expenses includes corporate selling, general and administrative expenses as noted above as well as interest, amortization of notes payable discount and gain on settlement of debt.